Financial instruments	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Financial instruments

18. Financial instruments

Fair value

The carrying values of cash and equivalents, receivables, reclamation deposits, accounts payable and accrued liabilities, and loans payable approximate their fair value due to their short-term nature. The fair value of the Company’s investments is recorded at fair value using Level 1 of the fair value hierarchy, respectively.

The Company’s financial instruments recorded at fair value require disclosure about how the fair value was determined based on significant levels of inputs described in the following hierarchy:

●	Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions occur in sufficient frequency and value to provide pricing information on an ongoing basis.

●	Level 2 - Pricing inputs are other than quoted prices in active markets included in Level 1. Prices in Level 2 are either directly or indirectly observable as of the reporting date. Level 2 valuations are based on inputs including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the market place.

●	Level 3 - Valuations in this level are those with inputs for the asset or liability that are not based on observable market data.

Set out below are the Company’s financial assets and financial liabilities by category:

	June 30, 2026	FVTPL	Amortized costs	FVTOCI
	$	$	$	$
FINANCIAL ASSETS
ASSETS
Cash and equivalents	2,588,600	—	2,588,600	—
Receivables	33,265	—	33,265	—
Other receivable	987,916	—	987,916	—
Reclamation deposits	1,154,920	—	1,154,920	—
Long-term receivable	56,293	—	56,293	—
Investments	764	764	—	—
FINANCIAL LIABILITIES
LIABILITIES
Accounts payable and accrued liabilities	(1,914,432)	—	(1,914,432)	—
Loans payable	(489,819)	—	(489,819)	—

	December 31, 2025	FVTPL	Amortized costs	FVTOCI
	$	$	$	$
FINANCIAL ASSETS
ASSETS
Cash and equivalents	8,337,777	—	8,337,777	—
Receivables	139,811	—	139,811	—
Other receivable	1,680,485	—	1,680,485	—
Reclamation deposits	1,134,836	—	1,134,836	—
Long-term receivable	58,337	—	58,337	—
Investments	764	764	—	—
FINANCIAL LIABILITIES
LIABILITIES
Accounts payable and accrued liabilities	(1,697,289)	—	(1,697,289)	—
Loans payable	(507,601)	—	(507,601)	—

Financial risk management

The Company’s risk exposures and the impact on the Company’s financial instruments are summarized below:

Credit risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations. The Company’s credit risk is attributable to cash and equivalents, receivables, other receivable, and reclamation bonds. The credit risk on cash, as well as reclamation bonds is limited because the Company invests its cash and reclamation bonds in deposits with well capitalized financial institutions with strong credit ratings. The Company has no past due accounts and has not recorded a provision for doubtful accounts.

Liquidity risk

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. The Company’s current policy to manage liquidity risk is to keep cash in bank accounts.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and price risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The 2022 Credit Facility is fixed at an interest rate of 12.375% per annum and accordingly is not subject to cash flow interest rate risk due to changes in the market rate of interest. The Company does not use financial derivatives to manage its exposure to interest rate risk.

Currency risk

The Company is exposed to currency risk to the extent that monetary assets and liabilities held by the Company are not denominated in US Dollars (“US$”). The Company has not entered into any foreign currency contracts to mitigate this risk. The Company’s financial assets and liabilities are held in US$ and Canadian Dollars (“CA”); therefore, CA$ accounts are subject to fluctuation against the US Dollars.

The Company had the following balances in foreign currency as at June 30, 2026:

	US$	CA$
Cash and equivalents	485,990	2,980,071
Receivables	—	47,276
Other receivable	987,916	—
Long-term receivable	—	80,000
Reclamation deposits	1,154,920	—
Investments	—	960
Accounts payable and accrued liabilities	(1,757,025)	(233,965)
Loans payable	—	(696,093)
	871,800	2,195,559
Rate to convert to $1.00 US$	1.00000	0.703668
Equivalent to US$	871,800	1,544,945

Based on the above net exposures as at June 30, 2026, and assuming that all other variables remain constant, a 10% appreciation or depreciation of the US$ against the CA$ would increase/decrease comprehensive loss by $154,494.